Registration Nos. 033-85982
811-8846
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2008

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☑

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 28	☑
(Check appropriate box or boxes)
FIRST FOCUS FUNDS, INC.
(Exact name of registrant as specified in charter)
1620 Dodge St., Mail Stop 1701
Omaha, NE 68102
(Address of principal executive offices)
Registrant’s Telephone Number, including area code: (402) 341-0500
Brittany Fahrenkrog
1620 Dodge St., Mail Stop 1701
Omaha, NE 68102
(Name and address of agent for service)
Please send copies of all communications to:
David E. Gardels, Esq.
Blackwell Sanders LLP
1620 Dodge Street, Suite 2100
Omaha, Nebraska 68102
It is proposed that this filing will become effective:
     ☐ immediately upon filing pursuant to paragraph (b)
     ☑ on May 15, 2008 pursuant to paragraph (b)
     ☐ 60 days after filing pursuant to paragraph (a)
     ☐ on [date] pursuant to paragraph (a) of Rule 485
     ☐ 75 days after filing pursuant to paragraph (a) of Rule 485
If appropriate, check the following box:
     ☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The prior Post-Effective Amendment No. 26 was filed pursuant to Rule 485(a) on February 20, 2008 and would have become effective on May 6, 2008; this Post-Effective Amendment No. 27 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 15, 2008 as the new date upon which the amendment shall become effective.
Part A INFORMATION REQUIRED IN PROSPECTUS
The Prospectus is incorporated herein by reference to Post-Effective Amendment No. 26.
Part B INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION
The Statement of Information is incorporated herein by reference to Post-Effective Amendment No. 26.
Part C OTHER INFORMATION
Part C is incorporated herein by reference to Post-Effective Amendment No. 26.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Omaha, State of Nebraska on the 1st day of May 2008.

First Focus Funds, Inc.

/s/ Michael Summers*

Michael Summers President
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Michael Summers*	May 1, 2008

Michael Summers Director, President, and Principal Executive Officer

/s/ Aaron Masek	May 1, 2008

Aaron Masek Treasurer and Principal Financial Officer

/s/ Robert A. Reed*	May 1, 2008

Robert A. Reed Director

/s/ Gary D. Parker*	May 1, 2008

Gary D. Parker Director
*	By Patrick J. Keniston pursuant to power of attorney, incorporated by reference to Exhibit (q)(1) to PEA 26 on Form N-1A filed February 20, 2008.
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